Annual Minimum Payments Due on Finance Receivables (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivables	$ 7,287.7	$ 6,106.6
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2012	1,108.9
2013	800.1
2014	574.5
2015	394.8
2016	208.8
Thereafter	27.7
Financing Receivables	3,114.8
Finance Leases Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
2012	908.7
2013	685.4
2014	511.5
2015	352.6
2016	219.3
Thereafter	96.7
Financing Receivables	$ 2,774.2